Summary of Stock Option Activity (Details) - Equity Incentive Plan [Member] $ in Millions	12 Months Ended
Dec. 31, 2021 USD ($) shares
Defined Benefit Plan Disclosure [Line Items]
Number of stock options, outstanding at Beginning balance	8,142,461
Number of stock options, issued	357,539
Distribution of Thresholds, issued | $	$ 160
Number of stock options, Forfeited
Converted to common shares upon Reorganization Merger, shares	(8,500,000)
Number of stock options, outstanding at Ending balance
Minimum [Member]
Defined Benefit Plan Disclosure [Line Items]
Distribution of Thresholds, outstanding | $	$ 25
Maximum [Member]
Defined Benefit Plan Disclosure [Line Items]
Distribution of Thresholds, outstanding | $	$ 120